GMO Power Infrastructure ETF Annual Fund Operating Expenses - GMO Power Infrastructure ETF - Power Infrastructure ETF	Feb. 28, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%

[1]	The amount represents an annualized estimate of the Fund's operating expenses for its initial fiscal year.